JPMorgan SMID Cap Equity Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL 2500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.00%	8.77%	8.85%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.65%	5.25%	5.78%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	8.90%	5.87%	5.90%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	10.68%	6.65%	6.62%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.42%	4.59%	4.31%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.50%	4.71%	4.65%